CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 65,419,389	$ 53,802,946
Restricted cash	28,609,307	9,910,957
Short-term investments	21,807,000	0
Accounts receivable, net of allowance for doubtful accounts of nil as of December 31, 2017 and 2018	1,180,598	700,558
Notes receivable	8,111,044	20,778,855
Prepaid expenses and other current assets	10,335,501	6,689,623
Advances to suppliers	3,327,951	1,575,118
Inventories	15,449,367	15,683,490
Amount due from related parties	815,035	5,799
Current assets associated with discontinued operations	5,013,615	33,215,204
Total current assets	160,068,807	142,362,550
Property, plant and equipment, net	611,616,459	485,466,417
Prepaid land use rights, net	22,249,251	24,076,516
Deferred tax assets	821,137	714,068
Investment in an affiliate	649,839	687,074
Non-current assets associated with discontinued operations	59,523,588	95,474,608
TOTAL ASSETS	854,929,081	748,781,233
Current liabilities:
Short-term bank borrowings, including current portion of long-term bank borrowings	38,205,864	73,784,258
Accounts payable	9,195,467	19,311,691
Notes payable	29,209,130	14,798,268
Advances from customers – short-term portion	10,213,940	16,377,524
Payables for purchases of property, plant and equipment	27,220,943	21,736,058
Accrued expenses and other current liabilities	9,417,702	10,821,785
Amount due to related parties – short-term portion	2,260,007	1,837,120
Income tax payable	5,454,951	13,191,205
Current liabilities associated with discontinued operations	18,675,930	44,653,470
Total current liabilities	149,853,934	216,511,379
Long-term bank borrowings	133,312,370	111,436,292
Advances from customers – long-term portion	7,269,000	0
Deferred government subsidies	21,462,621	23,306,729
Amount due to related parties – long-term portion	15,991,800	0
Deferred tax liabilities	1,184,644	0
Non-current liabilities associated with discontinued operations	723,035	2,998,766
Total liabilities	329,797,404	354,253,166
Commitments and contingencies (Note 17)
Ordinary shares;
$0.0001 par value 500,000,000 shares authorized as of December 31, 2017 and 2018; 279,214,103 shares issued and 270,918,702 shares outstanding as of December 31, 2017; 351,823,578 shares issued and 332,029,752 shares outstanding as of December 31, 2018	33,439	27,328
Additional paid-in capital	368,681,449	247,076,428
Retained earnings	171,398,185	133,273,480
Accumulated other comprehensive income (loss)	(13,232,560)	13,107,187
Treasury shares, at cost (4,643,150 shares as of December 31, 2017 and 2018)	(1,748,836)	(1,748,836)
Total shareholders' equity	525,131,677	391,735,587
Non-controlling interest	0	2,792,480
Total equity	525,131,677	394,528,067
TOTAL LIABILITIES AND EQUITY	$ 854,929,081	$ 748,781,233